LVIP T. Rowe Price 2040 Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–51.90%
INVESTMENT COMPANIES–51.90%
Equity Funds–34.18%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	425,074	$5,667,083
LVIP SSGA S&P 500 Index Fund	1,679,636	50,360,538
LVIP SSGA Small-Cap Index Fund	133,397	4,468,655
		60,496,276
Fixed Income Fund–5.17%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	879,034	9,155,136
		9,155,136
International Equity Fund–12.55%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,897,442	22,220,951
		22,220,951
Total Affiliated Investments (Cost $44,239,196)		91,872,363

UNAFFILIATED INVESTMENTS–47.87%
INVESTMENT COMPANIES–47.87%
Equity Funds–32.55%
**T. Rowe Price Emerging Markets Discovery Stock Fund	303,840	4,591,020
**T. Rowe Price Growth Stock Fund	142,110	15,167,401
**T. Rowe Price Mid-Cap Growth Fund	29,610	3,256,831
**T. Rowe Price Mid-Cap Value Fund	71,427	2,598,521
**T. Rowe Price New Horizons Fund	32,395	1,895,082
**T. Rowe Price Real Assets Fund	666,049	10,383,700
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Small-Cap Value Fund	42,990	$2,476,251
**T. Rowe Price Value Fund	349,040	17,256,531
		57,625,337
Fixed Income Funds–2.65%
**T. Rowe Price High Yield Fund	199,468	1,198,802
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	43,468	410,338
**T. Rowe Price U.S. Treasury Long-Term Fund	391,619	3,074,207
		4,683,347
International Equity Funds–9.50%
**T. Rowe Price Emerging Markets Stock Fund	110,226	4,043,082
**T. Rowe Price International Stock Fund	279,185	5,977,354
**T. Rowe Price International Value Equity Fund	366,271	6,790,659
		16,811,095
International Fixed Income Funds–1.20%
**T. Rowe Price Emerging Markets Bond Fund	79,121	747,700
**T. Rowe Price International Bond Fund	161,712	1,382,636
		2,130,336
Money Market Fund–1.97%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	3,494,199	3,494,199
		3,494,199
Total Unaffiliated Investments (Cost $70,962,532)		84,744,314

TOTAL INVESTMENTS–99.77% (Cost $115,201,728)	176,616,677
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.23%	406,799
NET ASSETS APPLICABLE TO 13,684,224 SHARES OUTSTANDING–100.00%	$177,023,476

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP T. Rowe Price 2040 Fund–1

LVIP T. Rowe Price 2040 Fund
Notes
September 30, 2024 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Number of Shares 09/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-51.90%@
Equity Funds-34.18%@
✧✧LVIP SSGA Mid-Cap Index Fund	$5,144,723	$456,707	$375,000	$(6,852)	$447,505	$5,667,083	425,074	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	44,697,205	6,828,787	6,965,000	1,138,275	4,661,271	50,360,538	1,679,636	—	—
✧✧LVIP SSGA Small-Cap Index Fund	5,164,997	126,224	1,150,000	(37,944)	365,378	4,468,655	133,397	—	—
Fixed Income Fund-5.17%@
✧✧LVIP SSGA Bond Index Fund	7,703,816	1,097,392	—	—	353,928	9,155,136	879,034	—	—
International Equity Fund-12.55%@
✧✧LVIP SSGA International Index Fund	20,022,246	1,644,413	1,800,000	52,021	2,302,271	22,220,951	1,897,442	—	—
Total	$82,732,987	$10,153,523	$10,290,000	$1,145,500	$8,130,353	$91,872,363		$—	$—

@ As a percentage of Net Assets as of September 30, 2024.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2040 Fund–2